ACQUISITION OF REVERA INC. (Schedule of Expected Annual Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Expected annual amortization expenses
Net Carrying Amount	$ 17,906
ReVera Inc. [Member]
Expected annual amortization expenses
2016	2,545
2017	2,561
2018	2,614
2019	2,625
2020 and thereafter	7,561
Net Carrying Amount	$ 17,906